UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET

INSTITUTIONAL CASH RESERVES

FORM N-Q

MAY 31, 2012

Notes to Schedule of Investments (unaudited)

Investments in Prime Cash Reserves Portfolio, at value $7,718,958,660.

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (47.3% at May 31, 2012) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that recognizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 102.7%
Asset-Backed Commercial Paper - 1.3%
Straight-A Funding LLC	0.180%	6/5/12	$18,837,000	$18,836,623	(a)(b)
Straight-A Funding LLC	0.180%	6/14/12	30,000,000	29,998,050	(a)(b)
Straight-A Funding LLC	0.170%	6/25/12	65,672,000	65,664,558	(a)(b)
Straight-A Funding LLC	0.180%	8/10/12	100,128,000	100,092,955	(a)(b)

Total Asset-Backed Commercial Paper				214,592,186

Certificates of Deposit - 29.2%
Bank of Montreal	0.190%	6/15/12	200,000,000	200,000,000
Bank of Montreal	0.280%	9/24/12	100,000,000	100,000,000
Bank of Montreal Chicago	0.200%	8/31/12	50,000,000	50,000,000
Bank of Nova Scotia	0.674%	6/11/12	25,000,000	25,001,308	(c)
Bank of Nova Scotia	0.350%	8/10/12	136,000,000	136,000,000
Bank of Nova Scotia	0.509%	11/9/12	200,000,000	200,000,000	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.420%	7/23/12	60,000,000	60,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.410%	8/2/12	90,000,000	90,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.350%	8/27/12	85,000,000	85,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.480%	10/3/12	100,000,000	100,000,000
Barclays Bank PLC	0.600%	7/12/12	244,250,000	244,250,000
Barclays Bank PLC	0.410%	8/24/12	75,000,000	75,000,000
Canadian Imperial Bank	0.350%	6/1/12	20,000,000	20,000,000
Canadian Imperial Bank	0.666%	7/17/12	67,250,000	67,262,548	(c)
Canadian Imperial Bank	0.489%	4/9/13	125,000,000	125,000,000	(c)
Chase Bank USA N.A.	0.300%	9/26/12	25,000,000	25,000,000
Credit Suisse NY	0.480%	10/4/12	199,000,000	199,000,000
Deutsche Bank AG NY	0.400%	6/8/12	24,500,000	24,500,000
Deutsche Bank AG NY	0.410%	7/10/12	179,250,000	179,250,000
Deutsche Bank AG NY	0.500%	8/30/12	106,000,000	106,000,000
Deutsche Bank AG NY	0.717%	10/19/12	60,000,000	60,000,000	(c)
DnB NOR Bank ASA	0.500%	10/5/12	99,250,000	99,249,986
National Australia Bank of NY	0.319%	9/7/12	150,000,000	150,000,000	(c)
National Australia Bank of NY	0.600%	3/5/13	75,000,000	75,000,000	(c)
National Bank of Canada NY	0.329%	8/24/12	200,000,000	200,000,000	(c)
Nordea Bank Finland PLC	0.600%	8/1/12	245,000,000	245,000,000
Royal Bank of Canada	0.459%	4/10/13	100,000,000	100,000,000	(c)
Royal Bank of Canada	0.560%	6/4/13	100,000,000	100,000,000	(c)
Standard Chartered Bank NY	0.440%	7/23/12	65,000,000	65,000,000
Standard Chartered Bank NY	0.510%	8/22/12	20,000,000	20,002,270
Standard Chartered Bank NY	0.720%	8/31/12	300,000,000	300,000,000
State Street Bank & Trust Co.	0.180%	6/26/12	96,250,000	96,250,000
Sumitomo Mitsui Banking Corp.	0.410%	7/23/12	43,000,000	43,000,000
Sumitomo Mitsui Banking Corp.	0.400%	8/6/12	324,000,000	324,000,000
Svenska Handelsbanken AB	0.375%	6/6/12	75,000,000	75,000,000
Svenska Handelsbanken AB	0.600%	7/26/12	124,150,000	124,152,822
Toronto Dominion Bank NY	0.280%	8/27/12	97,000,000	97,000,000
Toronto Dominion Bank NY	0.270%	9/14/12	75,000,000	75,000,000
Toronto Dominion Bank NY	0.250%	10/25/12	15,000,000	15,000,000
Toronto Dominion Bank NY	0.280%	11/5/12	150,000,000	150,000,000
Toronto Dominion Bank NY	0.466%	2/4/13	50,000,000	50,000,000	(c)
U.S. Bank N.A.	0.160%	6/25/12	190,000,000	190,000,000

Total Certificates of Deposit				4,764,918,934

Certificates of Deposit (Euro) - 1.8%
HSBC Bank PLC	0.370%	10/23/12	75,000,000	75,001,497
ING Bank	0.450%	7/19/12	65,000,000	65,000,866
National Australia Bank Ltd.	0.550%	12/5/12	150,000,000	150,007,760

Total Certificates of Deposit (Euro)				290,010,123

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - 30.7%
Australia & New Zealand Banking Group Ltd.	0.351%	8/27/12	$35,000,000	$34,970,396	(a)(b)
Australia & New Zealand Banking Group Ltd.	0.300%	11/16/12	150,000,000	149,790,000	(a)(b)
Australia & New Zealand Banking Group Ltd.	0.341%	11/19/12	75,000,000	74,878,875	(a)(b)
Automatic Data Processing Inc.	0.160%	6/5/12	150,000,000	149,997,333	(a)(b)
Commonwealth Bank of Australia	0.401%	6/15/12	24,400,000	24,396,204	(a)(b)
Commonwealth Bank of Australia	0.361%	9/19/12	100,000,000	99,890,000	(a)(b)
Commonwealth Bank of Australia	0.361%	11/30/12	100,000,000	99,818,000	(a)(b)
Commonwealth Bank of Australia	0.537%	5/20/13	75,000,000	75,000,000	(b)
Credit Suisse NY	0.501%	10/9/12	171,850,000	171,539,715	(a)
DBS Bank Ltd.	0.300%	7/30/12	75,000,000	74,963,125	(a)(b)
DBS Bank Ltd.	0.300%	8/3/12	22,500,000	22,488,188	(a)(b)
DBS Bank Ltd.	0.300%	8/6/12	15,000,000	14,991,750	(a)(b)
DBS Bank Ltd.	0.331%	9/24/12	50,000,000	49,947,292	(a)(b)
DBS Bank Ltd.	0.331%	9/27/12	50,000,000	49,945,917	(a)(b)
DBS Bank Ltd.	0.310%	10/11/12	75,000,000	74,914,750	(a)(b)
DnB NOR Bank ASA	0.280%	7/9/12	150,000,000	149,955,667	(a)(b)
DnB NOR Bank ASA	0.521%	9/7/12	50,475,000	50,403,550	(a)(b)
DnB NOR Bank ASA	0.501%	10/11/12	75,000,000	74,862,500	(a)(b)
General Electric Capital Corp.	0.341%	8/28/12	88,595,000	88,521,368	(a)
General Electric Capital Corp.	0.341%	8/29/12	115,000,000	114,903,336	(a)
General Electric Capital Corp.	0.331%	10/23/12	157,000,000	156,792,760	(a)
General Electric Co.	0.150%	6/1/12	150,000,000	150,000,000	(a)
HSBC Bank PLC	0.336%	8/15/12	150,000,000	149,895,313	(a)(b)
HSBC Bank PLC	0.502%	12/17/12	100,000,000	99,723,611	(a)(b)
ING U.S. Funding LLC	0.425%	6/25/12	35,000,000	34,990,083	(a)
ING U.S. Funding LLC	0.370%	7/10/12	75,000,000	74,969,938	(a)
ING U.S. Funding LLC	0.702%	8/3/12	200,000,000	199,755,000	(a)
JPMorgan Chase	0.300%	9/4/12	140,000,000	139,889,167	(a)
National Bank of Canada	0.331%	9/6/12	113,315,000	113,214,244	(a)
Nestle Capital Corp.	0.180%	6/11/12	150,000,000	149,992,500	(a)
Nordea North America Inc.	0.496%	9/6/12	100,000,000	99,866,625	(a)
Nordea North America Inc.	0.371%	10/3/12	40,000,000	39,949,022	(a)
Oversea Chinese Banking Corp. Ltd.	0.270%	9/10/12	79,250,000	79,189,968	(a)
Oversea-Chinese Banking Corp. Ltd.	0.401%	11/21/12	50,000,000	49,903,889	(a)
Oversea-Chinese Banking Corp. Ltd.	0.431%	12/3/12	50,000,000	49,889,514	(a)
Oversea-Chinese Banking Corp. Ltd.	0.431%	12/4/12	100,000,000	99,777,833	(a)
Rabobank USA Finance Corp.	0.501 - 0.506%	10/25/12	110,000,000	109,775,424	(a)
Reckitt Benckiser Treasury	0.482%	11/1/12	25,000,000	24,949,000	(a)(b)
Reckitt Benckiser Treasury	0.482%	11/5/12	50,000,000	49,895,333	(a)(b)
Royal Bank of Scotland PLC	0.170%	6/1/12	325,000,000	325,000,000	(a)
Siemens Capital Co. LLC	0.160%	6/1/12	275,000,000	275,000,000	(a)(b)
Skandinaviska Enskilda Banken AG	0.521%	6/12/12	93,850,000	93,835,088	(a)(b)
Skandinaviska Enskilda Banken AG	0.501%	7/2/12	145,000,000	144,937,569	(a)(b)
Skandinaviska Enskilda Banken AG	0.486%	7/11/12	135,000,000	134,927,250	(a)(b)
Svenska Handelsbanken NY	0.441%	9/21/12	24,500,000	24,466,462	(a)(b)
Swedbank AB	0.521%	8/21/12	164,000,000	163,808,120	(a)
Swedbank AB	0.531%	8/22/12	30,000,000	29,963,783	(a)
Swedbank AB	0.451%	8/30/12	30,000,000	29,966,250	(a)
Toyota Motor Credit Corp.	0.411%	8/31/12	65,000,000	64,932,635	(a)
Toyota Motor Credit Corp.	0.371%	12/21/12	25,835,000	25,781,098	(a)
Westpac Banking Corp.	0.501%	7/10/12	70,000,000	69,962,083	(a)(b)
Westpac Banking Corp.	0.300%	10/25/12	100,000,000	99,878,333	(a)(b)

Total Commercial Paper				5,001,055,861

Corporate Bonds & Notes - 4.3%
Australia & New Zealand Banking Group	0.624%	4/12/13	100,000,000	100,000,000	(b)(c)
Commonwealth Bank of Australia	0.616%	11/26/12	50,000,000	50,000,000	(b)(c)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Corporate Bonds & Notes - continued
HSBC Bank PLC	0.916%	8/3/12	$30,000,000	$30,022,107	(b)(c)
JPMorgan Chase & Co., Senior Notes	5.375%	10/1/12	9,500,000	9,645,372
JPMorgan Chase Bank N.A.	0.496%	12/18/12	200,000,000	200,000,000	(c)
Svenska Handelsbanken AB	1.474%	9/14/12	35,000,000	35,102,691	(b)(c)
Svenska Handelsbanken AB	0.636%	12/7/12	99,700,000	99,700,000	(b)(c)
Wells Fargo & Co., Senior Notes	5.250%	10/23/12	40,000,000	40,741,565
Westpac Banking Corp.	0.686%	8/17/12	46,000,000	46,023,542	(c)
Westpac Banking Corp.	0.549%	11/6/12	60,000,000	60,000,000	(b)(c)
Westpac Banking Corp.	1.019%	4/8/13	35,000,000	35,132,821	(b)(c)

Total Corporate Bonds & Notes				706,368,098

Medium-Term Notes - 1.0%
Toyota Motor Credit Corp.	0.666%	10/18/12	100,000,000	100,000,000	(c)
Westpac Banking Corp.	0.616%	11/27/12	65,000,000	65,000,000	(c)

Total Medium-Term Notes				165,000,000

Supranationals/Sovereigns - 1.8%
European Investment Bank	0.401%	10/1/12	300,000,000	299,593,332	(a)

Time Deposits - 27.9%
Bank of Nova Scotia	0.170%	6/1/12	247,409,000	247,409,000
Bank of Tokyo Mitsubishi	0.150%	6/1/12	275,000,000	275,000,000
Barclays Bank PLC Grand Cayman	0.150%	6/1/12	180,000,000	180,000,000
Citibank Canada Toronto Branch	0.190%	6/1/12	150,407,000	150,407,000
Commonwealth of Australia	0.150%	6/1/12	250,000,000	250,000,000
Deutsche Bank AG NY	0.150%	6/1/12	275,000,000	275,000,000
DnB NOR Bank ASA	0.170%	6/1/12	225,000,000	225,000,000
JPMorgan Chase Bank Grand Cayman	0.010%	6/1/12	231,268,000	231,268,000
National Australia Bank Grand Cayman	0.150%	6/1/12	215,062,000	215,062,000
National Bank of Canada	0.140%	6/1/12	290,000,000	290,000,000
Nordea Finland Grand Cayman	0.170%	6/1/12	210,000,000	210,000,000
Northern Trust Corp.	0.140%	6/1/12	600,000,000	600,000,000
Rabobank International Grand Cayman	0.150%	6/1/12	475,000,000	475,000,000
Royal Bank of Canada Toronto	0.150%	6/1/12	200,000,000	200,000,000
Skandinaviska Enskilda Cayman	0.170%	6/1/12	225,000,000	225,000,000
Svenska Handelsbanken Grand Cayman	0.170%	6/1/12	245,000,000	245,000,000
Swedbank Grand Cayman	0.170%	6/1/12	250,000,000	250,000,000

Total Time Deposits				4,544,146,000

U.S. Government Agencies - 1.4%
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.350%	1/10/13	50,000,000	50,018,521	(c)
Federal National Mortgage Association (FNMA), Notes	0.229%	7/26/12	76,150,000	76,149,432	(c)
Federal National Mortgage Association (FNMA), Notes	0.260%	8/23/12	51,000,000	50,996,479	(c)
Federal National Mortgage Association (FNMA), Notes	0.360%	11/23/12	50,000,000	50,014,515	(c)

Total U.S. Government Agencies				227,178,947

U.S. Treasury Notes - 1.2%
U.S. Treasury Notes	1.375%	2/15/13	75,000,000	75,630,225
U.S. Treasury Notes	3.875%	2/15/13	111,000,000	113,889,663

Total U.S. Treasury Notes				189,519,888

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - 2.1%
Interest in $1,750,000,000 joint tri-party repurchase agreement dated 5/31/12 with RBS Securities Inc.; Proceeds at maturity - $340,001,606; (Fully collateralized by various U.S. government obligations, 0.250% to 1.750% due 4/30/14 to 5/15/22; Market value - $346,800,299)	0.170%	6/1/12	$340,000,000	$340,000,000

TOTAL INVESTMENTS - 102.7% (Cost - $16,742,383,369#)				16,742,383,369
Liabilities in Excess of Other Assets - (2.7)%				(436,229,281)

TOTAL NET ASSETS - 100.0%				$16,306,154,088

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$16,742,383,369	—	$16,742,383,369

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 26, 2012